Income taxes (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Profit (loss) before tax	$ 301,680,454	$ 143,603,276	$ 185,621,574
Tax expense (income) at applicable tax rate	(81,453,723)	(38,772,885)	(50,117,825)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Other tax effects for reconciliation between accounting profit and tax expense (income)	5,195,230	6,626,165	9,105,693
Tax effect from change in tax rate	(374,389)	0	0
Derecognition of deferred tax assets not recoverable (1)	(4,158,316)	(3,529,795)	0
Tax effect of foreign tax rates	(3,608,485)	(540,129)	1,140,027
Tax effect of adjustments for tax of prior peiods	1,769,910	808,224	(103,809)
Income tax expense	$ (82,629,773)	$ (35,408,420)	$ (39,975,914)
Applicable tax rate	27.00%	27.00%	27.00%
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	(1.70%)	(4.61%)	(4.91%)
Tax rate effect from change in tax rate	0.12%	0.00%	0.00%
Derecognition of deferred tax assets not recoverable (1)	1.35%	2.46%	0.00%
Tax rate effect of foreign tax rates	1.16%	0.38%	(0.61%)
Tax rate effect of adjustments for current tax of prior periods	(0.58%)	(0.56%)	0.06%
Average effective tax rate	27.35%	24.67%	21.54%